Dec-19-05 04:24pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-949 P.006/006 F-655

Paras Madho
Manager
Securities Operations

CERT NYS

[redacted]

05073741

NYSE

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-3517

December 19, 2005

RECD S.E.C.
DEC 19 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ENTERGY CORPORATION, 7.625% Corporate Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 19, 2005. Tentative listing date – December 20, 2005.

Sincerely,

Paras Madho

PROCESSED
DEC 20 2005
THOMSON
FINANCIAL

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